Unaudited Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
General and administrative expenses	$ 8,000	$ 257,212	$ 263,928	$ 489,679	$ 534,224	$ 1,367,321
General and administrative expenses — related party		30,000	30,000	60,000	50,000	110,000
Loss from operations	(8,000)	(287,212)	(293,928)	(549,679)	(584,224)	(1,477,321)
Other income (expenses):
Change in fair value of derivative warrant liabilities		2,580,000	3,225,000	4,945,000	5,160,000	9,997,500
Offering costs associated with derivative warrant liabilities					(575,330)	(575,330)
Income from investments held in Trust Account		208,133	8,193	215,347	8,727	28,452
Net income	$ (8,000)	$ 2,500,921	$ 2,939,265	$ 4,610,668	$ 4,009,173	$ 7,973,301
Class A Ordinary Shares
Other income (expenses):
Weighted average shares outstanding of ordinary share, basic (in Shares)		32,500,000	32,500,000	32,500,000	23,701,657	28,136,986
Basic net income per share (in Dollars per share)		$ 0.06	$ 0.07	$ 0.11	$ 0.13	$ 0.22
Diluted net income per share, Class B ordinary share (in Dollars per share)	$ 0					$ 0.22
Class B Ordinary Shares
Other income (expenses):
Weighted average shares outstanding of ordinary share, basic (in Shares)	7,500,000	8,125,000	8,125,000	8,125,000	7,955,801	8,041,096
Basic net income per share (in Dollars per share)	$ 0	$ 0.06	$ 0.07	$ 0.11	$ 0.13	$ 0.22
Weighted average shares outstanding of Class B ordinary share (in Shares)	7,500,000	8,125,000	8,125,000	8,125,000	8,125,000	8,125,000
Diluted net income per share, Class B ordinary share (in Dollars per share)		$ 0.06	$ 0.07	$ 0.11	$ 0.13	$ 0.22